Employee costs	12 Months Ended
Dec. 31, 2017
Employee costs
Employee costs

8. Employee costs

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Wages and salaries	1,345	1,190	1,034
Social security costs	209	167	148
Defined benefit plan pension costs (Note 19)	46	46	50
Defined benefit past service credit (Note 19)	(10)	(43)	—
Defined contribution plan pension costs (Note 19)	35	34	16
	1,625	1,394	1,248

	At December 31,
Employees	2017	2016	2015
Production	20,793	20,823	17,068
Administration	2,698	2,711	1,789
	23,491	23,534	18,857